Derivative Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments
Derivative Financial Instruments

Note 10—Derivative Financial Instruments

        The Company is exposed to price risk relative to its mortgage loans held for sale as well as to its IRLCs. The Company bears price risk from the time an IRLC is made to PMT or a loan applicant to the time the mortgage loan is sold. The Company is exposed to loss in value of its IRLCs and mortgage loans held for sale when mortgage rates increase. The Company is also exposed to loss in value of its MSRs when interest rates decrease.

        The Company engages in interest rate risk management activities in an effort to reduce the variability of earnings caused by changes in market interest rates. To manage this price risk resulting from interest rate risk, the Company uses derivative financial instruments acquired with the intention of moderating the risk that changes in market interest rates will result in unfavorable changes in the value of the Company's IRLCs, inventory of mortgage loans held for sale and MSRs. The Company does not use derivative financial instruments for purposes other than in support of its risk management activities.

        The Company had the following derivative financial instruments recorded on its consolidated balance sheets:

	December 31,
	2013			2012
		Fair value			Fair value
Instrument	Notional amount	Derivative assets	Derivative liabilities	Notional amount	Derivative assets	Derivative liabilities
	(in thousands)
Derivatives not designated as hedging instruments
Free-standing derivatives:
Interest rate lock commitments	971,783	$8,964	$2,203	1,576,174	$23,951	$11
Forward purchase contracts	1,418,527	416	6,542	1,021,981	1,645	389
Forward sales contracts	2,659,000	18,762	504	2,621,948	1,818	1,894
MBS put options	185,000	665	—	500,000	967	—
MBS call options	105,000	91	—	—	—	—

Total derivatives before netting		28,898	9,249		28,381	2,294
Netting		(7,358)	(6,787)		(1,091)	(1,785)

		$21,540	$2,462		$27,290	$509

        The following table summarizes the activity for derivative contracts used to hedge the Company's IRLCs and inventory of mortgage loans held for sale at notional value:

Period/Instrument	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Year ended December 31, 2013
Forward purchase contracts	1,021,981	43,449,699	(43,053,153)	1,418,527
Forward sales contracts	2,621,948	63,655,600	(63,618,548)	2,659,000
MBS put options	500,000	2,520,000	(2,835,000)	185,000
MBS call options	—	2,205,000	(2,100,000)	105,000

Period/Instrument	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Year ended December 31, 2012
Forward purchase contracts	130,900	19,425,777	(18,534,696)	1,021,981
Forward sales contracts	510,569	29,394,503	(27,283,124)	2,621,948
MBS put options	29,000	2,098,000	(1,627,000)	500,000
MBS call options	3,000	85,000	(88,000)	—

Period/Instrument	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Year ended December 31, 2011
Forward purchase contracts	2,908	978,395	(850,403)	130,900
Forward sales contracts	27,700	1,975,563	(1,492,694)	510,569
MBS put options	—	68,000	(39,000)	29,000
MBS call options	2,000	37,500	(36,500)	3,000

        The Company recorded net gains on derivative financial instruments totaling $110.3 million for the year ended December 31, 2013 and net losses totaling $68.0 million and $3.5 million for the years ended December 31, 2012 and 2011, respectively. Derivative gains and losses are included in Net gains on mortgage loans held for sale at fair value in the Company's consolidated statements of income.

        The Company recorded net losses on IRLCs used as economic hedges of MSRs totaling $1.3 million for the year ended December 31, 2013 and net gains totaling $1.3 million for the year ended December 31, 2012. The Company had no similar economic hedges in place in 2011. The derivative losses are included in Amortization, impairment and change in estimated fair value of mortgage servicing rights in the Company's consolidated statements of income.